SHORT TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Short Term Investments
Schedule of amortized cost, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments

	As of December 31, 2018
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	70,000	—	70,000

Available-for-sale investments
Adjustable-rate financial products	47,000	208	47,208

	As of December 31, 2019
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	31,000	—	31,000

Available-for-sale investments
Adjustable-rate financial products	56,000	1,487	57,487

Schedule of interest income recognized on held-to-maturity investments

	Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Interest income recognized on held-to-maturity investments	3,799	5,836	1,904	274